Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of fair value of the identified assets acquired and liabilities
	Reverse	Sysorex	Aggregate
	Acquisition	Recapitalization	Fair
(In thousands of dollars)	Fair Value	Fair Value	Value

Cash	$28	$-	$28
Accounts receivable	4,673	-	4,673
Prepaid assets and other current assets	2,551	(1,289)	1,262
Property and equipment	7	-	7
Goodwill	1,634	-	1,634
Customer Relationships Intangible	1,900	-	1,900
Tradename Intangible	1,060	-	1,060
Other assets	29	-	29
Accounts payable	(10,437)	519	(9,918)
Accrued liabilities	(2,722)	1,589	(1,133)
Deferred revenue	(590)	-	(590)
Short term debt	(7,136)	3,871	(3,265)
Long term debt	(12,711)	12,711	-
Other liabilities	(9)	-	(9)

Fair value allocated to net assets / (liabilities)	$(21,723)	$17,401	$(4,322)

Fair value of consideration and recapitalization equity	$281	$19,401	$19,682
Merger charges	(22,004)	-	(22,004)
Debt restructuring fees	-	(2,000)	(2,000)

Net Sysorex equity and charges to income (loss)	$(21,723)	$17,401	$(4,322)

Schedule of proforma results of operations
	December 31,
	2021 (As Restated)	2020

Total Revenues	$26,519	$13,394

Net Loss (b)	(24,160)	(1,993)

Net Loss per share - basic and diluted	(0.174)	(0.026)

Weighted Average Shares Outstanding - basic and diluted	139,061,084	75,540,013

Supplemental Pro forma Information (a)

Merger charges	22,004	-
Restructuring fee	2,000	-
Transaction costs - Accounting acquirer and acquiree	3,093	-

Total Nonrecurring Pro forma Adjustments	27,097	-

(a)	Supplemental Pro forma Information consists of material, nonrecurring pro forma adjustments directly attributable to the reverse acquisition and Sysorex Recapitalization

(b)	Net Loss does not include supplemental pro forma information included in (a) above.